Assets and Liabilities Measured at Fair Value on Recurring Basis (Detail) (Warrant, USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2010	Jun. 30, 2009
Warrant
Level 3 activity
Beginning Balance	$ 128	$ 67
Interest and other income (expense), net for change in fair value of preferred stock warrants	702	61
Net settlement of preferred stock warrant liability	(830)
Ending balance		$ 128